Non Purchased Loans - Impaired Loans, Segregated by Class of Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 7,869	$ 12,852
Recorded Investment With No Allowance	4,756	6,999
Recorded Investment With Allowance	2,919	4,136
Total Recorded Investment	7,675	11,135
Related Allowance	907	682
Average Recorded Investment	9,405	10,721
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	7,456	12,708
Recorded Investment With No Allowance	4,702	6,999
Recorded Investment With Allowance	2,560	3,992
Total Recorded Investment	7,262	10,991
Related Allowance	782	610
Average Recorded Investment	9,127	10,649
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	308	111
Recorded Investment With No Allowance	256	58
Recorded Investment With Allowance	52	53
Total Recorded Investment	308	111
Related Allowance	13	16
Average Recorded Investment	210	56
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	111	252
Recorded Investment With No Allowance	111	252
Total Recorded Investment	111	252
Average Recorded Investment	182	261
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,016	839
Recorded Investment With No Allowance	1,012	740
Recorded Investment With Allowance	4	99
Total Recorded Investment	1,016	839
Related Allowance	1	28
Average Recorded Investment	928	996
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	6,021	11,506
Recorded Investment With No Allowance	3,323	5,949
Recorded Investment With Allowance	2,504	3,840
Total Recorded Investment	5,827	9,789
Related Allowance	768	566
Average Recorded Investment	7,808	9,337
Commercial Real Estate Portfolio Segment [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment With No Allowance	54
Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	413	144
Recorded Investment With No Allowance	54	0
Recorded Investment With Allowance	359	144
Total Recorded Investment	413	144
Related Allowance	125	72
Average Recorded Investment	279	72
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	413	144
Recorded Investment With No Allowance		0
Recorded Investment With Allowance	359	144
Total Recorded Investment	413	144
Related Allowance	125	72
Average Recorded Investment	$ 279	$ 72